Note 9 - Other Disclosures - Fair Value of the Share Options (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) € / shares
Statement Line Items [Line Items]
Weighted average share price (EUR) (in EUR per share)	€ 22.01
Exercise price, share options granted (in EUR per share)	€ 0.06
Expected volatility	75.00%
Option life (yrs.)	1.29
Expected dividends (EUR) | €	€ 0
Risk-free interest rate	(0.73%)
Lack of marketability discount	14.39%